Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Schedule of Prepayments
	December 31,	December 31,
	2024	2023
Advance payments to suppliers	188,962	252,619
Insurance	1,562	84,674
Total prepayments	190,524	337,293